LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2021
LOAN RECEIVABLES
LOAN RECEIVABLES

8.            LOAN RECEIVABLES

On May 21, 2018, the Group provided a loan of $574 to a third party supplier, and the interest rate was set at the commercial bank deposit rate. The maturity date of the loan was December 30, 2019. In 2019, the maturity date was extended to December 31, 2020. The Group recorded $574 credit loss for the year ended December 31, 2020. No credit loss was recorded for the years ended December 31, 2019. The third party supplier repaid $155 during year ended December 31, 2021 and the Group reversed allowance of such amount for the year ended December 31, 2021.

In August 2018, the Group provided a loan of $575 to Shanghai Peidi’s non-controlling shareholder at interest rate of 7% per annum. The repayment of the loan was guaranteed by 20% equity shares of another company held by the borrower and the loan will be repaid on the second anniversary of the loan origination. The borrower repaid $153 in December 2020 and the maturity date of remaining balance was extended to March 30, 2021 at the same time. The Group recorded $354 credit loss for the year ended December 31, 2020. The borrower then repaid $217 in September 2021 and the Group reversed loan allowance of $109 accordingly for the year ended December 31, 2021.

8.            LOAN RECEIVABLES - continued

From July to December 2020, the Group provided interest-free loans of $536 in total to Beijing Rui Le Further Education Technology Co., Ltd (“Beijing Rui Le”), an investee of the Group (See Note 10). The maturity date was 6 months from the loan origination. The Group recorded the total amount of loan receivables as credit loss for the year ended December 31, 2020. During year ended December 31, 2021, the Group provided an interest-free loan of $168 to Beijing Ruile and the Group recorded credit loss of such amount.

On January 1, 2020, upon adoption of ASC 326, the Group establishes current expected credit losses model for loan receivables and determined that the cumulative effect from the adoption of ASC 326 is immaterial.